Financial Instruments - Schedule of Financial Assets and Liabilities at Fair Value (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Measured at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	¥ 23,400	¥ 11,918
Measured at fair value through profit or loss | Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	15,261	6,074
Measured at fair value through profit or loss | Financial liabilities associated with contingent consideration arrangements
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	8,139	5,844
Measured at fair value through profit or loss | Lease liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	479,351	465,238
Measured at fair value through profit or loss | Trade and other payables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities		516,297
Derivative hedging instruments | Derivative hedging instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	25,460	30,455
Derivative hedging instruments | Derivative financial instruments | Derivative hedging instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	25,460	30,455
Financial liabilities measured at fair value
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	48,860	42,373
Financial liabilities measured at fair value | Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	40,721	36,529
Financial liabilities measured at fair value | Financial liabilities associated with contingent consideration arrangements
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	8,139	5,844
Other financial liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	5,702,520	5,484,348
Other financial liabilities | Lease liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	479,351	465,238
Other financial liabilities | Lease liabilities | Derivative hedging instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	479,351	465,238
Other financial liabilities | Other
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	191,595	157,403
Other financial liabilities | Other | Derivative hedging instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	191,595	157,403
Other financial liabilities | Trade and other payables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	649,233	516,297
Other financial liabilities | Trade and other payables | Derivative hedging instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	649,233	516,297
Other financial liabilities | Bonds and loans
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	4,382,341	4,345,410
Other financial liabilities | Bonds and loans | Derivative hedging instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	4,382,341	4,345,410
Measured at fair value through other comprehensive income
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	228,811	169,117
Measured at fair value through other comprehensive income | Equity instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	157,731	148,451
Measured at fair value through other comprehensive income | Trade and other receivables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	71,080	20,665
Measured at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	53,435	57,454
Measured at fair value through profit or loss | Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	17,131	19,141
Measured at fair value through profit or loss | Investments in convertible notes
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	11,435	10,409
Measured at fair value through profit or loss | Investments in debt instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	1,063	1,052
Measured at fair value through profit or loss | Financial assets associated with contingent consideration arrangements
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	23,806	26,852
Derivative hedging instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	62,522	22,749
Derivative hedging instruments | Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	62,522	22,749
Financial assets measured at fair value
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	344,769	249,320
Financial assets measured at fair value | Equity instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	157,731	148,451
Financial assets measured at fair value | Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	79,654	41,890
Financial assets measured at fair value | Investments in convertible notes
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	11,435	10,409
Financial assets measured at fair value | Investments in debt instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	1,063	1,052
Financial assets measured at fair value | Financial assets associated with contingent consideration arrangements
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	23,806	26,852
Financial assets measured at fair value | Trade and other receivables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	71,080	20,665
Financial assets measured at amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	1,138,047	1,555,879
Financial assets measured at amortized cost | Trade and other receivables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	578,349	675,979
Financial assets measured at amortized cost | Other
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	26,168	30,205
Financial assets measured at amortized cost | Cash and cash equivalents
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	¥ 533,530	¥ 849,695